UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust I

Schedule of Portfolio Investments as of March 31, 2017

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2017.

Security Capital U.S. Core Real Estate Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 68.3%
	Apartments — 12.2%
75	American Homes 4 Rent, Class A	1,726
21	Apartment Investment & Management Co., Class A	940
23	AvalonBay Communities, Inc.	4,156
51	Equity Residential	3,153
7	Essex Property Trust, Inc.	1,736
10	Sun Communities, Inc.	843
33	UDR, Inc.	1,179

		13,733

	Health Care — 8.0%
106	HCP, Inc.	3,301
119	Senior Housing Properties Trust	2,409
15	Ventas, Inc.	959
32	Welltower, Inc.	2,299

		8,968

	Hotels — 4.1%
19	Hospitality Properties Trust	614
104	Host Hotels & Resorts, Inc.	1,938
24	LaSalle Hotel Properties	700
22	Park Hotels & Resorts, Inc.	574
26	Pebblebrook Hotel Trust	769

		4,595

	Industrial — 12.7%
15	CoreSite Realty Corp.	1,308
15	CyrusOne, Inc.	788
17	DCT Industrial Trust, Inc.	835
12	Digital Realty Trust, Inc.	1,251
8	Equinix, Inc.	3,311
50	Liberty Property Trust	1,921
92	Prologis, Inc.	4,763

		14,177

	Office — 9.2%
23	Alexandria Real Estate Equities, Inc.	2,559
9	Boston Properties, Inc.	1,221
43	Douglas Emmett, Inc.	1,645
45	Hudson Pacific Properties, Inc.	1,572
9	Kilroy Realty Corp.	667
26	Vornado Realty Trust	2,653

		10,317

	Regional Malls — 9.8%
42	GGP, Inc.	967
35	Macerich Co. (The)	2,274
41	Simon Property Group, Inc.	6,975
11	Taubman Centers, Inc.	753

		10,969

	Shopping Centers — 6.5%
97	DDR Corp.	1,209
7	Federal Realty Investment Trust	889
46	Kimco Realty Corp.	1,025
28	Kite Realty Group Trust	594
21	Regency Centers Corp.	1,371
66	Weingarten Realty Investors	2,209

		7,297

	Storage — 5.8%
47	CubeSmart	1,216
14	Extra Space Storage, Inc.	1,023
21	Life Storage, Inc.	1,695
11	Public Storage	2,506

		6,440

	Total Common Stocks (Cost $68,186)	76,496

PRINCIPAL AMOUNT($)

Corporate Bonds — 9.2%
	Apartments — 0.2%
197	Post Apartment Homes LP, 3.375%, 12/01/22	196

	Health Care — 3.0%
298	HCP, Inc., 4.000%, 12/01/22	308
	Senior Housing Properties Trust,
502	3.250%, 05/01/19	504
1,428	6.750%, 04/15/20	1,549
879	6.750%, 12/15/21	978

		3,339

	Industrial — 0.3%
252	DCT Industrial Operating Partnership LP, 4.500%, 10/15/23	264

	Office — 4.2%
232	Alexandria Real Estate Equities, Inc., 4.600%, 04/01/22	246
	Corporate Office Properties LP,
2,305	3.600%, 05/15/23	2,240
1,293	3.700%, 06/15/21	1,318
140	Equity Commonwealth, 5.875%, 09/15/20	150
701	Government Properties Income Trust, 3.750%, 08/15/19	707
67	SL Green Realty Corp., 4.500%, 12/01/22	69

		4,730

Security Capital U.S. Core Real Estate Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Regional Malls — 0.9%
	CBL & Associates LP,
600	4.600%, 10/15/24	546
480	5.250%, 12/01/23	468

		1,014

	Shopping Centers — 0.6%
117	Equity One, Inc., 3.750%, 11/15/22	120
593	Retail Properties of America, Inc., 4.000%, 03/15/25	566

		686

	Total Corporate Bonds (Cost $10,186)	10,229

SHARES

Preferred Stocks — 20.8%
	Apartments — 4.0%
91	American Homes 4 Rent, Series D, 6.500%, 05/24/21 ($25 par value) @	2,443
34	American Homes 4 Rent, Series E, 6.350%, 06/29/21 ($25 par value) @	861
36	Apartment Investment & Management Co., 6.875%, 05/16/19 ($25 par value) @	940
3	Equity LifeStyle Properties, Inc., Series C, 6.750%, 09/07/17 ($– par value) @	84
3	Sun Communities, Inc., Series A, 7.125%, 11/14/17 ($25 par value) @	79

		4,407

	Health Care — 0.3%
10	Sabra Health Care REIT, Inc., Series A, 7.125%, 03/21/18 ($25 par value) @	253
5	Senior Housing Properties Trust, 6.250%, 02/18/21 ($25 par value) @	117

		370

	Hotels — 3.5%
27	Ashford Hospitality Trust, Inc., Series D, 8.450%, 05/03/17 ($25 par value) @	670
26	LaSalle Hotel Properties, Series J, 6.300%, 05/25/21 ($25 par value) @	642
91	Sunstone Hotel Investors, Inc., Series E, 6.950%, 03/11/21 ($25 par value) @	2,325
10	Sunstone Hotel Investors, Inc., Series F, 6.450%, 05/17/21 ($25 par value) @	251

		3,888

	Industrial — 0.3%
11	Digital Realty Trust, Inc., Series I, 6.350%, 08/24/20 ($25 par value) @	304

	Office — 4.6%
25	Kilroy Realty Corp., Series H, 6.375%, 08/15/17 ($25 par value) @	645
96	SL Green Realty Corp., Series I, 6.500%, 08/10/17 ($25 par value) @	2,435
42	Urstadt Biddle Properties, Inc., Series F, 7.125%, 10/24/17 ($25 par value) @	1,076
2	Urstadt Biddle Properties, Inc., Series G, 6.750%, 10/28/19 ($25 par value) @	54
10	VEREIT, Inc., Series F, 6.700%, 01/03/19 ($25 par value) @	260
20	Vornado Realty Trust, Series G, 6.625%, 05/03/17 ($25 par value) @	519
8	Vornado Realty Trust, Series K, 5.700%, 07/18/17 ($25 par value) @	199

		5,188

	Regional Malls — 5.9%
66	CBL & Associates Properties, Inc., Series D, 7.375%, 05/03/17 ($25 par value) @	1,581
74	GGP, Inc., Series A, 6.375%, 02/13/18 ($25 par value) @	1,914
21	Pennsylvania REIT, Series A, 8.250%, 05/01/17 ($25 par value) @	533
5	Pennsylvania REIT, Series B, 7.375%, 10/11/17 ($25 par value) @	134
45	Pennsylvania REIT, Series C, 7.200%, 01/27/22 ($25 par value) @	1,202
2	Taubman Centers, Inc., Series J, 6.500%, 08/14/17 ($25 par value) @	47

Security Capital U.S. Core Real Estate Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Preferred Stocks — continued
	Regional Malls — continued
23	Taubman Centers, Inc., Series K, 6.250%, 03/15/18 ($25 par value) @	569
23	Washington Prime Group, Inc., Series H, 7.500%, 08/10/17 ($25 par value) @	586

		6,566

	Shopping Centers — 1.7%
8	DDR Corp., Series J, 6.500%, 08/01/17 ($25 par value) @	193
21	DDR Corp., Series K, 6.250%, 04/09/18 ($25 par value) @	532
1	Regency Centers Corp., Series 7, 6.000%, 08/23/17 ($25 par value) @	13
24	Retail Properties of America, Inc., Series A, 7.000%, 12/20/17 ($25 par value) @	623
24	Saul Centers, Inc., Series C, 6.875%, 02/12/18 ($25 par value) @	612

		1,973

	Storage — 0.5%
7	Public Storage, Series D, 4.950%, 07/20/21 ($25 par value) @	159
6	Public Storage, Series E, 4.900%, 10/14/21 ($25 par value) @	124
13	Public Storage, Series V, 5.375%, 09/20/17 ($25 par value) @	311
1	Public Storage, Series Y, 6.375%, 03/17/19 ($25 par value) @	37

		631

	Total Preferred Stocks (Cost $22,971)	23,327

Short-Term Investment — 0.7%
	Investment Company — 0.7%
837	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.580% (b) (l) (Cost $837)	837

	Total Investments — 99.0% (Cost $102,180)	110,889
	Other Assets in Excess of Liabilities — 1.0%	1,064

	NET ASSETS — 100.0%	$111,953

Percentages indicated are based on net assets.

Security Capital U.S. Core Real Estate Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

REIT	—	Real Estate Investment Trust
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2017.
@	—	The date shown reflects the next call date on which the issuer may redeem the security. The coupon rate for this security is currently in effect as of March 31, 2017 and is based upon the stated par value.

Security Capital U.S. Core Real Estate Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

As of March 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,796
Aggregate gross unrealized depreciation	(1,087)

Net unrealized appreciation/depreciation	$8,709

Federal income tax cost of investments	$102,180

A. Valuation of Investments - The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$100,660	$10,229	$—	$110,889

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually in the Schedule of Portfolio Investments (SOI). Level 2 consists of corporate bonds. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels for the period ended March 31, 2017.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
May 26, 2017

/s/ Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
May 26, 2017